Other non-current assets (Details) $ in Thousands	1 Months Ended		3 Months Ended				12 Months Ended			14 Months Ended	24 Months Ended
	Nov. 30, 2023 USD ($)	Aug. 31, 2021 USD ($) vessel tanker	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2021 vessel	Dec. 31, 2023 USD ($) vessel tanker	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2019 tanker supplier	Dec. 31, 2023 USD ($) vessel tanker	Nov. 30, 2022 USD ($) vessel	Dec. 31, 2020 vessel	Apr. 30, 2020 tanker	Apr. 30, 2017 USD ($)
Other non-current assets
Investment in dual fuel tanker joint venture							$ 11,800	$ 7,672			$ 11,800
Capitalized loan fees							2,229	0			2,229
Sellers credit on sale leaseback vessels							0	11,430			0
Other							0	1,754			0
Other non-current assets							$ 65,440	83,754			$ 65,440
Number of tankers | vessel							1				1
Proportion of ownership interest in joint venture		50.00%
Distributions from dual fuel tanker joint venture							$ 1,822	493	$ 1,525
Number of suppliers, scrubber installation | supplier										2
Write-off of deposits on scrubbers							10,508	$ 0	$ 0
Number of vessels sold | vessel			2	9	7			18			20
Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Consideration paid (received)		$ 6,700
Additional investment in joint venture												$ 1,750
Share of net income in joint venture							5,900	$ 700
Distributions from dual fuel tanker joint venture							1,800	500
Other related parties | Scorpio LR2 Pool Limited
Other non-current assets
Non-current receivables due from related parties							22,950	25,500			$ 22,950
Other related parties | Scorpio MR Pool Limited
Other non-current assets
Non-current receivables due from related parties							21,200	22,000			21,200
Other related parties | Scorpio Handymax Tanker Pool Limited
Other non-current assets
Non-current receivables due from related parties							5,661	5,661			5,661
Other related parties | Scorpio Pools
Other non-current assets
Non-current receivables due from related parties							51,411	53,161			51,411
Other related parties | Mercury Pool Limited
Other non-current assets
Non-current receivables due from related parties							1,600	0			1,600
Exhaust gas cleaning system
Other non-current assets
Deposits for exhaust gas cleaning system ('scrubbers')							$ 0	$ 9,737			$ 0
Number of tankers | tanker							6				6
Vessels
Other non-current assets
Number of tankers | vessel							111	113			111
Vessels | MR
Other non-current assets
Number of tankers | vessel						13			13				13
Product tanker
Other non-current assets
Number of tankers | vessel		9				0		0	0
Product tanker | MR
Other non-current assets
Number of tankers | vessel		5
Long-term charter contracts, term		5 years
Product tanker | LR1
Other non-current assets
Number of tankers | vessel		4				2			2
Number of vessels sold | vessel						2
Product tanker | Minority Interest in Portfolio Acquired, August 2021 | LR1
Other non-current assets
Number of tankers | vessel												1
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Other non-current assets
Sale leaseback transaction, deposit per vessel							$ 4,350				$ 4,350
Sale leaseback transaction, aggregate amount							13,100				$ 13,100
Accretion gain on lease deposits							600	$ 600
STI Beryl, STI Le Rocher and STI Larvotto | Vessels | IFRS 16 - Leases - 3 MR (See Note 6)
Other non-current assets
Accretion gain on lease deposits	$ 1,000
STI Beryl, STI Le Rocher and STI Larvotto | Vessels | MR
Other non-current assets
Sale leaseback transaction, deposit per vessel															$ 4,400
Scrubbers | Vessels
Other non-current assets
Number of tankers | tanker										98
Postpone installation of scrubbers | Vessels
Other non-current assets
Number of tankers | tanker														19
Installation of scrubbers | Vessels
Other non-current assets
Number of tankers | tanker		6
Deposits on installation of scrubbers | Vessels
Other non-current assets
Write-off of deposits on scrubbers							9,700
Previously purchased equipment | Vessels
Other non-current assets
Write-off of deposits on scrubbers							$ 800